Annual Total Returns[BarChart] - DWS Short Duration Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.11%	4.20%	1.31%	0.23%	(0.22%)	1.90%	2.23%	0.55%	5.46%	4.36%